Note 23 - Interest-Bearing Loans and Borrowing - Liabilities (Details) - BRL (R$) R$ in Millions		Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Balance, non-current		R$ 2,053.5	R$ 2,409.7
Balance, current		2,738.8	653.1
Secured bank loans [member]
Statement Line Items [Line Items]
Balance, non-current	[1]	238.4	284.5
Balance, current	[1]	1,940.8	176.7
Unsecured bank loans [member]
Statement Line Items [Line Items]
Balance, non-current	[1]	1.1	212.6
Balance, current	[1]	246.7	0.1
Debentures and unsecured bond issues [member]
Statement Line Items [Line Items]
Balance, non-current			106.6
Balance, current		108.6
Other unsecured loans [member]
Statement Line Items [Line Items]
Balance, non-current		98.9	94.1
Balance, current		36.7	40.3
Lease liabilities [member]
Statement Line Items [Line Items]
Balance, non-current		1,715.1	1,711.9
Balance, current		R$ 406.0	R$ 436.0

[1]	In the second quarter Ambev approved new loans for working capital financing. These include the issuance of promissory notes and bank credit notes (CCB), among other types of loans, for a total amount of R$3,307.0 at December 31, 2020, of these, R$1,756 settled in advance in the fourth quarter of 2020.